Segment Data (Tables)	12 Months Ended
Dec. 31, 2013
Segment Data [Abstract]
Segment information - Revenues from Services, Operating Unit Profit (Loss)

Year Ended December 31	2013	2012	2011
Revenues from Services(a)
Americas:
United States(b)	$2,967.0	$3,010.5	$3,137.3
Other Americas	1,543.2	1,585.4	1,512.1
	4,510.2	4,595.9	4,649.4
Southern Europe:
France	5,284.9	5,425.6	6,179.1
Italy	1,087.6	1,056.8	1,255.8
Other Southern Europe	864.5	768.5	776.9
	7,237.0	7,250.9	8,211.8
Northern Europe	5,738.8	5,773.9	6,159.4
APME	2,447.7	2,728.8	2,661.7
Right Management	316.8	328.5	323.7
	$20,250.5	$20,678.0	$22,006.0
Operating Unit Profit
Americas:
United States	$99.8	$60.8	$94.1
Other Americas	43.9	50.6	47.8
	143.7	111.4	141.9
Southern Europe:
France	198.9	129.6	169.4
Italy	53.8	45.4	74.1
Other Southern Europe	11.9	10.1	10.8
	264.6	185.1	254.3
Northern Europe	139.7	159.8	212.6
APME	70.8	90.7	78.8
Right Management	20.4	13.4	(1.4)
	639.2	560.4	686.2
Corporate expenses	(93.2)	(112.0)	(123.1)
Intangible asset amortization expense(c)	(34.1)	(36.7)	(38.9)
Interest and other expenses	(36.4)	(43.3)	(44.3)
Earnings before income taxes	$475.5	$368.4	$479.9

a)	Further breakdown of revenues from services by geographical region is as follows:

Revenues from Services	2013	2012	2011
United States	$3,080.8	$3,132.0	$3,254.6
France	5,313.6	5,448.3	6,201.9
Italy	1,093.0	1,061.6	1,277.1
United Kingdom	1,884.5	1,898.1	1,880.4
Total Foreign	17,169.7	17,546.0	18,751.4

(b)
The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which were $15.2, $14.6 and $13.6 for 2013, 2012 and 2011, respectively.

(c)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Revenues by geographical region

Revenues from Services	2013	2012	2011
United States	$3,080.8	$3,132.0	$3,254.6
France	5,313.6	5,448.3	6,201.9
Italy	1,093.0	1,061.6	1,277.1
United Kingdom	1,884.5	1,898.1	1,880.4
Total Foreign	17,169.7	17,546.0	18,751.4

Segment information - Depreciation and Amortization Expense, Earnings from Equity Investment, Total Assets, Equity Investments, Long-Lived Assets and Additions to Long-Lived Assets
Year Ended December 31	2013	2012	2011
Depreciation and Amortization Expense
Americas:
United States	$12.3	$13.4	$13.5
Other Americas	4.5	4.2	4.0
	16.8	17.6	17.5
Southern Europe:
France	14.1	13.1	12.4
Italy	2.6	2.7	3.3
Other Southern Europe	2.2	2.4	2.7
	18.9	18.2	18.4
Northern Europe	14.0	15.8	17.0
APME	4.8	4.9	5.1
Right Management	4.3	5.1	5.9
Corporate expenses	1.4	2.2	1.6
Amortization of intangible assets(a)	34.1	36.7	38.9
	$94.3	$100.5	$104.4
Earnings from Equity Investments
Americas:
United States	$—	$—	$—
Other Americas	—	—	—
	—	—	—
Southern Europe:
France	0.3	—	(0.4)
Italy	—	—	—
Other Southern Europe	—	—	—
	0.3	—	(0.4)
Northern Europe	6.9	2.5	4.3
APME	—	—	—
Right Management	—	—	—
	$7.2	$2.5	$3.9

(a)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Year Ended December 31	2013	2012	2011
Total Assets
Americas:
United States	$1,476.3	$1,511.0	$1,429.9
Other Americas	266.9	317.5	291.8
	1,743.2	1,828.5	1,721.7
Southern Europe:
France	1,950.3	1,756.2	1,822.7
Italy	218.3	301.2	301.3
Other Southern Europe	209.1	187.8	170.3
	2,377.7	2,245.2	2,294.3
Northern Europe	1,951.8	1,732.5	1,714.3
APME	466.7	491.7	472.4
Right Management	134.4	95.4	75.7
Corporate(a)	614.5	619.3	621.3
	$7,288.3	$7,012.6	$6,899.7
Equity Investments
Americas:
United States	$3.0	$3.0	$—
Other Americas	—	—	—
	3.0	3.0	—
Southern Europe:
France	0.4	0.1	0.1
Italy	—	—	—
Other Southern Europe	—	—	—
	0.4	0.1	0.1
Northern Europe	136.5	81.5	75.0
APME	0.3	0.7	0.8
Right Management	—	—	—
	$140.2	$85.3	$75.9

(a)	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Year Ended December 31	2013	2012	2011
Long-Lived Assets(a)
Americas:
United States	$25.8	$32.8	$35.5
Other Americas	10.4	11.2	10.5
	36.2	44.0	46.0
Southern Europe:
France	56.3	59.4	46.0
Italy	6.5	7.0	7.9
Other Southern Europe	10.3	8.6	8.5
	73.1	75.0	62.4
Northern Europe	30.6	40.4	43.3
APME	19.2	22.4	23.3
Right Management	11.3	12.4	11.4
Corporate	0.2	1.2	2.5
	$170.6	$195.4	$188.9
Additions to Long-Lived Assets
Americas:
United States	$6.0	$11.6	$10.0
Other Americas	4.8	5.0	5.5
	10.8	16.6	15.5
Southern Europe:
France	10.7	25.6	16.4
Italy	1.9	1.8	3.7
Other Southern Europe	3.7	2.2	3.1
	16.3	29.6	23.2
Northern Europe	8.8	12.8	18.4
APME	4.3	5.6	5.5
Right Management	4.5	7.4	2.3
	$44.7	$72.0	$64.9

(a)	Further breakdown of long-lived assets by geographical region was as follows:

Long-Lived Assets	2013	2012	2011
United States	$30.6	$39.7	$41.1
France	57.8	61.0	48.1
Italy	6.5	7.1	8.1
United Kingdom	7.4	11.0	12.9
Total Foreign	140.0	155.7	147.8

Long-lived assets by geographical region

Long-Lived Assets	2013	2012	2011
United States	$30.6	$39.7	$41.1
France	57.8	61.0	48.1
Italy	6.5	7.1	8.1
United Kingdom	7.4	11.0	12.9
Total Foreign	140.0	155.7	147.8